Other Receivables	12 Months Ended
Dec. 31, 2018
Other Receivables
Other Receivables

7.    Other Receivables

Other receivables consisted of the following:

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	45,434,459	176,873,571	25,714,651
Deposit for loan guarantee	17,900,000	15,000,000	2,180,765
Others	3,056,997	70,494	10,249
Total other receivables	66,391,456	191,944,065	27,905,665

Note (i):    As of December 31, 2017 and 2018, VAT recoverable mainly consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB45,179,459 and 176,873,571 ($25,714,651), respectively.

Note (ii):   The deposit for loan guarantee is a financial instrument. Based on its maturity is within one operating period, the Company believes its carrying value approximates fair value.